Offerings	Aug. 21, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	2,391,599
Proposed Maximum Offering Price per Unit	2.4696
Maximum Aggregate Offering Price	$ 5,906,292.89
Fee Rate	0.01381%
Amount of Registration Fee	$ 815.66
Offering Note	(1) These common shares, no par value ("Common Shares") of Vicore Pharma Holding AB (the "Registrant"), may be represented by the Registrant's American Depositary Shares ("ADSs"), each of which represents 10 Common Shares. The Registrant's ADSs issuable upon deposit of the Common Shares registered hereby have been registered under a separate registration statement on Form F-6 (File No. 333-296169), as amended. (2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate number of additional Common Shares which may be subject to issuance after the operation of any share split, share dividend, recapitalization or other similar transaction and any other provisions of the Co-worker LTIP 2021. (3) Represents 2,391,599 Common Shares that may become issuable under the Co-worker LTIP 2021 upon the exercise of options subject to outstanding awards granted to officers, directors, employees, and consultants pursuant to the terms of the Co-worker LTIP 2021. (4) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) promulgated under the Securities Act. The offering price per Common Share and the maximum aggregate offering price are based upon the weighted average exercise price of options outstanding under the Co-worker LTIP 2021, converted to U.S. dollars using a USD/SEK exchange rate of 9.50895 as of August 14, 2026 (as published by Sweden's Central Bank), resulting in a per share price of $2.4696.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	25,532
Proposed Maximum Offering Price per Unit	1.1855
Maximum Aggregate Offering Price	$ 30,268.19
Fee Rate	0.01381%
Amount of Registration Fee	$ 4.18
Offering Note	Clauses (1) and (2) of Note 1 apply to this line item. (3) Represents 25,532 Common Shares that are reserved for future issuance under the Co-worker LTIP 2021. (4) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act. The offering price per Common Share and the maximum aggregate offering price for shares reserved for future grant or issuance under the Co-worker LTIP 2021 are based on the average of the high and the low price of the Registrant's ADSs ($11.855) as reported on The Nasdaq Capital Market as of a date (August 14, 2026) within five business days prior to filing this Registration Statement, divided by 10, the Common Share-to-ADS ratio.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	4,566,759
Proposed Maximum Offering Price per Unit	1.416
Maximum Aggregate Offering Price	$ 6,466,530.74
Fee Rate	0.01381%
Amount of Registration Fee	$ 893.03
Offering Note	Clauses (1) and (2) of Note 1 apply to this line item, except that references to the plan are to the Co-worker LTIP 2023. (3) Represents 4,566,759 Common Shares that may become issuable under the Co-worker LTIP 2023 upon the exercise of options subject to outstanding awards granted to officers, directors, employees, and consultants pursuant to the terms of the Co-worker LTIP 2023. (4) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) promulgated under the Securities Act. The offering price per Common Share and the aggregate offering price are based upon the weighted average exercise price of options outstanding under the Co-worker LTIP 2023, converted to U.S. dollars using a USD/SEK exchange rate of 9.50895 as of August 14, 2026 (as published by Sweden's Central Bank), resulting in a per share price of $1.4160.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	118,832
Proposed Maximum Offering Price per Unit	1.1855
Maximum Aggregate Offering Price	$ 140,875.34
Fee Rate	0.01381%
Amount of Registration Fee	$ 19.45
Offering Note	Clauses (1) and (2) of Note 1 apply to this line item, except that references to the plan are to the Co-worker LTIP 2023. (3) Represents 118,832 Common Shares that are reserved for future issuance under the Co-worker LTIP 2023. (4) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act. The offering price per Common Share and the aggregate offering price for shares reserved for future grant or issuance under the Co-worker LTIP 2023 are based on the average of the high and the low price of the Registrant's ADSs ($11.855) as reported on The Nasdaq Capital Market as of a date (August 14, 2026) within five business days prior to filing this Registration Statement, divided by 10, the Common Share-to-ADS ratio.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	6,397,433
Proposed Maximum Offering Price per Unit	1.3445
Maximum Aggregate Offering Price	$ 8,601,348.67
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,187.85
Offering Note	Clauses (1) and (2) of Note 1 apply to this line item, except that references to the plan are to the Co-worker LTIP 2025. (3) Represents 6,397,433 Common Shares that may become issuable under the Co-worker LTIP 2025 upon the exercise of options subject to outstanding awards granted to officers, directors, employees, and consultants pursuant to the terms of the Co-worker LTIP 2025. (4) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) promulgated under the Securities Act. The offering price per Common Share and the aggregate offering price are based upon the weighted average exercise price of options outstanding under the Co-worker LTIP 2025, converted to U.S. dollars using a USD/SEK exchange rate of 9.50895 as of August 14, 2026 (as published by Sweden's Central Bank), resulting in a per share price of $1.3445.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	602,567
Proposed Maximum Offering Price per Unit	1.1855
Maximum Aggregate Offering Price	$ 714,343.18
Fee Rate	0.01381%
Amount of Registration Fee	$ 98.65
Offering Note	Clauses (1) and (2) of Note 1 apply to this line item, except that references to the plan are to the Co-worker LTIP 2025. (3) Represents 602,567 Common Shares that are reserved for future issuance under the Co-worker LTIP 2025. (4) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act. The offering price per Common Share and the aggregate offering price for shares reserved for future grant or issuance under the Co-worker LTIP 2025 are based on the average of the high and the low price of the Registrant's ADSs ($11.855) as reported on The Nasdaq Capital Market as of a date (August 14, 2026) within five business days prior to filing this Registration Statement, divided by 10, the Common Share-to-ADS ratio.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	2,350,000
Proposed Maximum Offering Price per Unit	1.6132
Maximum Aggregate Offering Price	$ 3,791,020.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 523.54
Offering Note	Clauses (1) and (2) of Note 1 apply to this line item, except that references to the plan are to the Co-worker LTIP 2026. (3) Represents 2,350,000 Common Shares that may become issuable under the Co-worker LTIP 2026 upon the exercise of options subject to outstanding awards granted to officers, directors, employees, and consultants pursuant to the terms of the Co-worker LTIP 2026. (4) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) promulgated under the Securities Act. The offering price per Common Share and the aggregate offering price are based upon the weighted average exercise price of options outstanding under the Co-worker LTIP 2026, converted to U.S. dollars using a USD/SEK exchange rate of 9.50895 as of August 14, 2026 (as published by Sweden's Central Bank), resulting in a per share price of $1.6132.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	8,650,000
Proposed Maximum Offering Price per Unit	1.1855
Maximum Aggregate Offering Price	$ 10,254,575.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,416.16
Offering Note	Clauses (1) and (2) of Note 1 apply to this line item, except that references to the plan are to the Co-worker LTIP 2026. (3) Represents 8,650,000 Common Shares that are reserved for future issuance under the Co-worker LTIP 2026. (4) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act. The offering price per Common Share and the aggregate offering price for shares reserved for future grant or issuance under the Co-worker LTIP 2026 are based on the average of the high and the low price of the Registrant's ADSs ($11.855) as reported on The Nasdaq Capital Market as of a date (August 14, 2026) within five business days prior to filing this Registration Statement, divided by 10, the Common Share-to-ADS ratio.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	833,511
Proposed Maximum Offering Price per Unit	1.1855
Maximum Aggregate Offering Price	$ 988,127.29
Fee Rate	0.01381%
Amount of Registration Fee	$ 136.46
Offering Note	Clauses (1) and (2) of Note 1 apply to this line item, except that references to the plan are to each of the Board LTIP 2023, Board LTIP 2024, Board RSU 2025, and Board RSU 2026 (collectively, the "Board Plans"). (3) Represents an aggregate of 833,511 Common Shares that may become issuable under the Board Plans upon the vesting or exercise of the share awards or restricted share units, as applicable under the applicable Board Plan, granted to directors, consisting of: (a) 60,196 Common Shares under the Board LTIP 2023; (b) 147,091 Common Shares under the Board LTIP 2024; (c) 321,183 Common Shares under the Board RSU 2025; and (d) 305,041 Common Shares under the Board RSU 2026. (4) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act. The offering price per Common Share and the aggregate offering price are based on the average of the high and the low price of the Registrant's ADSs ($11.855) as reported on The Nasdaq Capital Market as of a date (August 14, 2026) within five business days prior to filing this Registration Statement, divided by 10, the Common Share-to-ADS ratio.